INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Jun. 30, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 26,810	$ 7,426	$ 34,126	$ 14,672	$ 28,905	$ 15,097